Note A - Summary of Significant Accounting Policies: Impairment of Long-lived Assets (Policies)	12 Months Ended
Dec. 31, 2015
Policies
Impairment of Long-lived Assets

Impairment of Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable.  Fair value is determined based on discounted cash flows or appraised values, depending on the nature of the assets. As of December 31, 2015 and 2014, there were no impairment losses recognized for long-lived assets.